Summary of Significant Accounting Policies - Narrative (Details) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Core deposits	Dec. 31, 2011 Core deposits	Jan. 31, 2011 Directors	Dec. 31, 2012 Directors	Dec. 31, 2012 Commercial Loan	Dec. 31, 2012 Construction loan	Dec. 31, 2012 Residential mortgage	Dec. 31, 2012 Leases	Dec. 31, 2012 Ohio county	Dec. 31, 2012 Kentucky county
Accounting Policies [Line Items]
Average required reserve balance	$ 41,000,000	$ 38,100,000
Mortgage loans held for sale, carrying value	25,743,000	11,500,000
Mortgage loans held for sale, contractual balance	25,200,000	11,400,000
Expected gain on sale of mortgage loans held for sale	568,000	182,000
Number of counties commercial loan is offered, by state												28	1
Maximum real estate loan, as a percent of the underlying property								85.00%		80.00%
Fixed rate residential mortgage term										15 years
Maximum term for a fixed interest rate option on loans								5 years	5 years
Home equity line of credit limit, as a percent of the underlying property										85.00%
Historical loss period used in estimating loan loss reserve	48 months							48 months			48 months
Reserve coverage period in historical losses								2 years 7 months 2 days			1 year 6 months 8 days
Accumulated amortization of core deposit intangibles				$ 21,800,000	$ 19,600,000
Common stock granted to directors			7,020			7,020	6,120